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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Riverstone Holdings LLC
Address:   712 Fifth Avenue
           New York, NY 10019

Form 13F File Number: 28-N/A

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Walker
Title:     Authorized Person
Phone:     212-993-0095

Signature, Place, and Date of Signing:

    /s/ Thomas Walker             New York, New York           February 14, 2008
--------------------------
    [Signature]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:      NONE

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                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 1

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:   $  111,601
                                          ----------
                                          (thousands)

List of Other  Included Managers:   Riverstone Investment Services LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Name

Form 13F File Number 28-N/A

01    Riverstone Investment Services LLC


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
                                                      Item 4:
                                                       Fair       Item 5:                  Item 7:
                                                      Market     Shares of     Item 6:     Managers                Item 8:
      Item 1:            Item 2:         Item 3:      Value      Principal    Investment     See        Voting Authority (Shares)
  Name of Issuer      Title of Class   CUSIP Number  (x $1,000)    Amount     Discretion   Instr. V  (a) Sole  (b) Shared   (c) None
-------------------  ----------------  ------------  ----------  -----------  ----------  ---------  --------  -----------  --------
Magellan Midstream
 Holdings LP         COM LP INTERESTS   55907R108    $111,601    4,164,201.9    DEFINED        01              4,164,201.9